Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB
Cost:
Buildings	11,381,720	13,489,590
Furniture, fixtures and equipment	3,155,216	3,345,081
Leasehold improvements	1,296,018	1,370,964
Motor vehicles	33,420	31,998
Software	128,211	150,824
Construction in progress	1,823,883	1,056,887
Sub-total	17,818,468	19,445,344
Less: Accumulated depreciation	(3,766,044)	(4,589,518)
Less: Accumulated impairment	(467,965)	(479,114)

Property and equipment, net	13,584,459	14,376,712